Columbia Variable Portfolio – Select Small Cap Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 10.0%
Automobile Components 2.1%
Visteon Corp.	18,956	2,272,066
Hotels, Restaurants & Leisure 3.0%
Six Flags Entertainment Corp.(a)	50,148	1,139,362
Texas Roadhouse, Inc.	13,153	2,185,371
Total		3,324,733
Household Durables 2.0%
KB Home	33,639	2,140,786
Textiles, Apparel & Luxury Goods 2.9%
Kontoor Brands, Inc.	39,388	3,141,981
Total Consumer Discretionary		10,879,566
Consumer Staples 2.2%
Food Products 2.2%
Nomad Foods Ltd.	113,659	1,494,616
Utz Brands, Inc.	78,279	951,090
Total		2,445,706
Total Consumer Staples		2,445,706
Energy 4.7%
Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	188,959	978,807
Oil, Gas & Consumable Fuels 3.8%
Murphy Oil Corp.	47,384	1,346,179
PBF Energy, Inc., Class A	52,123	1,572,551
SM Energy Co.	47,384	1,183,179
Total		4,101,909
Total Energy		5,080,716
Financials 29.5%
Banks 16.7%
Atlantic Union Bankshares Corp.	72,626	2,562,972
Axos Financial, Inc.(a)	42,900	3,631,485
Columbia Banking System, Inc.	89,848	2,312,688
OceanFirst Financial Corp.	84,388	1,482,697
Popular, Inc.	25,635	3,255,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	65,340	1,988,296
Stock Yards Bancorp, Inc.	42,407	2,968,066
Total		18,202,105
Capital Markets 1.8%
Lazard, Inc.	36,745	1,939,401
Consumer Finance 1.4%
PROG Holdings, Inc.	46,958	1,519,561
Financial Services 1.7%
Radian Group, Inc.	52,552	1,903,433
Insurance 7.9%
CNO Financial Group, Inc.	61,990	2,451,704
Hanover Insurance Group, Inc. (The)	14,381	2,612,021
Kemper Corp.	37,558	1,936,115
Skyward Specialty Insurance Group, Inc.(a)	33,826	1,608,765
Total		8,608,605
Total Financials		32,173,105
Health Care 8.7%
Biotechnology 0.9%
Cytokinetics, Inc.(a)	18,588	1,021,597
Health Care Equipment & Supplies 3.7%
CONMED Corp.	20,557	966,796
Integer Holdings Corp.(a)	9,477	979,258
LivaNova PLC(a)	39,229	2,054,815
Total		4,000,869
Health Care Providers & Services 2.6%
Tenet Healthcare Corp.(a)	13,836	2,809,261
Pharmaceuticals 1.5%
Ligand Pharmaceuticals, Inc.(a)	9,498	1,682,476
Total Health Care		9,514,203
Industrials 18.7%
Aerospace & Defense 6.2%
ATI, Inc.(a)	29,207	2,375,697
Kratos Defense & Security Solutions, Inc.(a)	47,538	4,343,547
Total		6,719,244

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.8%
Zurn Elkay Water Solutions Corp.	64,394	3,028,450
Construction & Engineering 3.4%
Primoris Services Corp.	26,649	3,659,707
Electrical Equipment 1.6%
Regal Rexnord Corp.	11,995	1,720,563
Ground Transportation 1.5%
Knight-Swift Transportation Holdings, Inc.	42,474	1,678,147
Machinery 2.3%
Atmus Filtration Technologies, Inc.	55,498	2,502,405
Professional Services 0.9%
Alight, Inc., Class A	312,726	1,019,487
Total Industrials		20,328,003
Information Technology 10.0%
Communications Equipment 4.7%
Extreme Networks, Inc.(a)	132,363	2,733,296
Viavi Solutions, Inc.(a)	192,331	2,440,680
Total		5,173,976
Electronic Equipment, Instruments & Components 1.7%
Crane NXT Co.	27,308	1,831,548
Semiconductors & Semiconductor Equipment 3.6%
Kulicke & Soffa Industries, Inc.	28,375	1,153,160
MACOM Technology Solutions Holdings, Inc.(a)	22,020	2,741,270
Total		3,894,430
Total Information Technology		10,899,954
Materials 5.2%
Chemicals 3.9%
Chemours Co. LLC (The)	184,131	2,916,635
Minerals Technologies, Inc.	22,299	1,385,214
Total		4,301,849
Containers & Packaging 1.3%
O-I Glass, Inc.(a)	108,244	1,403,925
Total Materials		5,705,774
Real Estate 7.1%
Health Care REITs 2.0%
Sabra Health Care REIT, Inc.	115,331	2,149,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.1%
Apple Hospitality REIT, Inc.	94,771	1,138,200
Industrial REITs 0.9%
First Industrial Realty Trust, Inc.	19,703	1,014,113
Specialized REITs 3.1%
Gaming and Leisure Properties, Inc.	26,636	1,241,504
Outfront Media, Inc.	118,840	2,177,149
Total		3,418,653
Total Real Estate		7,720,736
Utilities 2.4%
Electric Utilities 2.4%
Portland General Electric Co.	60,410	2,658,040
Total Utilities		2,658,040
Total Common Stocks (Cost $82,814,023)		107,405,803

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Total Health Care		—
Total Rights (Cost $—)		—

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(e),(f)	1,723,768	1,723,251
Total Money Market Funds (Cost $1,723,191)		1,723,251
Total Investments in Securities (Cost: $84,537,214)		109,129,054
Other Assets & Liabilities, Net		(90,934)
Net Assets		109,038,120
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	649,815	12,155,567	(11,082,191)	60	1,723,251	(424)	77,111	1,723,768
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

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